FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Company's liabilities measured at fair value) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Beginning balance	$ 2,507	$ 43,978
Accretion and interest of payment obligation related to acquisition	44	1,303
Settlements	(2,551)	(7,537)
Change to payment obligation as a result of working capital adjustment		309
Amendment to the merger agreement		(35,546)
Ending balance		$ 2,507